DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN, Summary (Q3) (Details)							1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 25, 2023 $ / shares shares	Sep. 01, 2023 $ / shares shares	Aug. 01, 2023 USD ($)	Jul. 21, 2023 USD ($) $ / shares	May 19, 2023 USD ($) shares	Dec. 03, 2021 USD ($) $ / shares shares	Nov. 14, 2023 USD ($) Extension	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) Business $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Business $ / shares shares
Proceeds from Issuance of Equity [Abstract]
Operating revenues										$ 0			$ 0
The Merger Consideration [Abstract]
Gross proceeds from initial public offering												$ 276,000,000	0
Net proceeds deposited into trust account								$ 360,000	$ 480,000	800,000	$ 0	$ 281,520,000	0
Transaction costs								15,623,739		15,623,739			15,623,739
Underwriting fees								5,520,000		5,520,000			5,520,000
Deferred underwriting fees								9,660,000		9,660,000			9,660,000
Other costs								443,739		443,739			443,739
Deferred underwriting commission													0
Net tangible asset threshold for redeeming Public Shares								5,000,001		$ 5,000,001			$ 5,000,001
Percentage of public shares that can be redeemed without prior consent										15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period										100.00%			100.00%
Additional deposit into Trust Account for extension					$ 160,000
Period of extension to consummate business combination					3 months					1 month
Withdrawn from trust account for redemption					$ 220,995,813
Excise tax					2,200,000			$ 2,209,958		$ 2,209,958			$ 0
Period to redeem public shares if business combination is not completed within initial combination period										10 days			10 days
Subsequent Event [Member]
The Merger Consideration [Abstract]
Number of monthly extensions exercised | Extension							3
Period of extension to consummate business combination							1 month
Sponsor [Member]
The Merger Consideration [Abstract]
Net proceeds deposited into trust account					$ 480,000
Sponsor [Member] | Subsequent Event [Member]
The Merger Consideration [Abstract]
Net proceeds deposited into trust account							$ 480,000
Class A Common Stock [Member]
The Merger Consideration [Abstract]
Common stock, subject to possible redemption (in shares) | shares					21,156,902			6,443,098		6,443,098		27,600,000	27,600,000
Volato [Member] | Class A Common Stock [Member]
The Merger Consideration [Abstract]
Aggregate value of common stock			$ 190,000,000
Volato [Member] | Series A-1 Preferred Stock [Member]
The Merger Consideration [Abstract]
Preferred stock issued				$ 10,000,000
Shares issued (in shares) | shares		205,000
Share price (in dollars per share) | $ / shares		$ 10		$ 10
Volato [Member] | Series A-1 Preferred Stock [Member] | Subsequent Event [Member]
The Merger Consideration [Abstract]
Shares issued (in shares) | shares	180,000
Share price (in dollars per share) | $ / shares	$ 10
Minimum [Member]
The Merger Consideration [Abstract]
Number of operating businesses included in initial business combination | Business										1			1
Fair market value as percentage of net assets held in trust account included in initial business combination										80.00%			80.00%
Post-transaction ownership percentage of the target business										50.00%
Maximum [Member]
The Merger Consideration [Abstract]
Interest on trust account that can be held to pay dissolution expenses								$ 100,000		$ 100,000			$ 100,000
Maximum [Member] | Volato [Member]
The Merger Consideration [Abstract]
Private equity financing amount			$ 60,000,000
Private Placement Warrant [Member]
The Merger Consideration [Abstract]
Warrants issued (in shares) | shares						15,226,000
Share price (in dollars per share) | $ / shares						$ 1
Initial Public Offering [Member] | Public Shares [Member]
The Merger Consideration [Abstract]
Units issued (in shares) | shares						27,600,000
Gross proceeds from initial public offering						$ 276,000,000
Share price (in dollars per share) | $ / shares						$ 10
Net proceeds deposited into trust account										$ 281,520,000			$ 281,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares								$ 10		$ 10			$ 10.2
Private Placement [Member] | Private Placement Warrant [Member]
The Merger Consideration [Abstract]
Warrants issued (in shares) | shares						15,226,000
Share price (in dollars per share) | $ / shares						$ 1
Initial Public Offering Units Sold at $10.20 [Member] | Public Shares [Member]
The Merger Consideration [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares								$ 10.2		$ 10.2			$ 10.3